Derivative Instruments (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Schedule of Fair Value of Derivative Instruments
Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2021			2020
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps	6,132	(4,323)	1,809	10,510	(7,585)	2,925
Forward rate agreements	42	(105)	(63)	29	(276)	(247)
Purchased options	641	–	641	667	–	667
Written options	–	(520)	(520)	–	(714)	(714)
Futures	–	(3)	(3)	3	(18)	(15)
Foreign Exchange Contracts (1)
Cross-currency swaps	1,438	(1,207)	231	2,080	(1,428)	652
Cross-currency interest rate swaps	8,595	(5,827)	2,768	4,151	(4,207)	(56)
Forward foreign exchange contracts	3,505	(3,925)	(420)	3,611	(2,954)	657
Purchased options	381	–	381	346	–	346
Written options	–	(384)	(384)	–	(312)	(312)
Commodity Contracts
Swaps	5,916	(1,256)	4,660	2,162	(1,733)	429
Purchased options	1,383	–	1,383	373	–	373
Written options	–	(815)	(815)	–	(456)	(456)
Futures	319	(120)	199	53	(144)	(91)
Equity Contracts	5,998	(9,383)	(3,385)	8,461	(6,514)	1,947
Credit Contracts
Purchased	–	(3)	(3)	11	(6)	5
Written	–	(4)	(4)	–	(8)	(8)
Total fair value – trading derivatives	34,350	(27,875)	6,475	32,457	(26,355)	6,102
Hedging
Interest Rate Contracts (2)
Cash flow hedges – swaps	354	(1,166)	(812)	2,602	(43)	2,559
Fair value hedges – swaps	903	(662)	241	1,118	(2,257)	(1,139)
Total swaps	1,257	(1,828)	(571)	3,720	(2,300)	1,420
Foreign Exchange Contracts
Cash flow hedges	1,020	(1,112)	(92)	638	(1,710)	(1,072)
Fair value hedges	–	–	–	–	(1)	(1)
Net investment hedges	46	–	46	–	–	–
Total foreign exchange contracts	1,066	(1,112)	(46)	638	(1,711)	(1,073)
Equity Contracts
Cash flow hedges	40	–	40	–	(9)	(9)
Total equity contracts	40	–	40	–	(9)	(9)
Total fair value – hedging derivatives (3)	2,363	(2,940)	(577)	4,358	(4,020)	338
Total fair value – trading and hedging derivatives	36,713	(30,815)	5,898	36,815	(30,375)	6,440
Less: impact of master netting agreements	(20,952)	20,952	–	(19,302)	19,302	–
Total	15,761	(9,863)	5,898	17,513	(11,073)	6,440

(1)	Gold contracts are included with foreign exchange contracts.
(2)	We held no bond futures as at October 31, 2021 (the fair value of bond futures designated in fair value hedge relationships rounded down to $nil as at October 31, 2020).
(3)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.

Schedule of Notional Amounts of Trading Derivatives
Notional Amounts of Trading Derivatives
The notional amounts of our derivatives represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(Canadian $ in millions)			2021			2020
	Exchange traded	Over-the-counter	Total	Exchange traded	Over-the-counter	Total
Interest Rate Contracts
Swaps	–	3,976,428	3,976,428	–	4,148,257	4,148,257
Forward rate agreements	–	147,657	147,657	–	517,332	517,332
Purchased options	10,611	69,491	80,102	24,683	57,833	82,516
Written options	3,621	68,155	71,776	3,796	64,728	68,524
Futures	232,972	–	232,972	297,578	–	297,578
Total interest rate contracts	247,204	4,261,731	4,508,935	326,057	4,788,150	5,114,207
Foreign Exchange Contracts (1)
Cross-currency swaps	–	45,482	45,482	–	47,805	47,805
Cross-currency interest rate swaps	–	506,791	506,791	–	534,752	534,752
Forward foreign exchange contracts	–	489,081	489,081	–	494,640	494,640
Purchased options	1,762	54,145	55,907	1,673	39,067	40,740
Written options	4,735	54,147	58,882	2,346	41,327	43,673
Futures	222	–	222	1,608	–	1,608
Total foreign exchange contracts	6,719	1,149,646	1,156,365	5,627	1,157,591	1,163,218
Commodity Contracts
Swaps	–	28,892	28,892	–	30,613	30,613
Purchased options	10,020	4,526	14,546	4,846	5,728	10,574
Written options	11,000	3,132	14,132	6,514	3,704	10,218
Futures	39,448	–	39,448	39,011	–	39,011
Total commodity contracts	60,468	36,550	97,018	50,371	40,045	90,416
Equity Contracts	106,302	98,962	205,264	110,274	60,202	170,476
Credit Contracts
Purchased	–	12,358	12,358	–	7,407	7,407
Written	–	5,158	5,158	–	1,795	1,795
Total	420,693	5,564,405	5,985,098	492,329	6,055,190	6,547,519

(1)	Gold contracts are included with foreign exchange contracts.
Table excludes loan commitment derivatives with notionals of $5,613 million ($2,603 million as at October 31, 2020).

Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity

		Remaining term to maturity					2021	2020
(Canadian $ in millions, except as noted)		Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total	Total
Cash Flow Hedges
Interest rate risk – Interest rate swaps
Notional amount (1)		24,639	24,172	18,145	25,733	1,463	94,152	92,296
Average fixed interest rate		0.60%	1.20%	1.15%	1.26%	1.68%	1.06%	1.39%
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (2)
CAD-USD pair (3)	Notional amount	6,668	17,446	7,091	6,836	251	38,292	43,381
	Average fixed interest rate	1.67%	2.33%	1.43%	1.53%	3.02%	1.91%	1.92%
	Average exchange rate: CAD-USD	1.3031	1.3283	1.2606	1.3420	1.3122	1.3137	1.3219
CAD-EUR pair	Notional amount	3,843	8,634	–	1,839	201	14,517	17,299
	Average fixed interest rate	2.60%	1.91%	–	1.89%	2.97%	2.10%	2.17%
	Average exchange rate: CAD-EUR	1.5382	1.5025	–	1.4711	1.4870	1.5078	1.5008
Other currency pairs	Notional amount (4)	1,908	3,673	4,474	–	–	10,055	7,104
	Average fixed interest rate	2.51%	2.76%	2.03%	–	–	2.39%	2.63%
	Average exchange rate: CAD-Non USD/EUR	1.4245	1.2229	1.6710	–	–	1.4606	1.2923
Equity price risk – Total return swap
Notional amount		515	–	–	–	–	515	302
Fair Value Hedges
Interest rate risk – Interest rate swaps
Notional amount (5)		11,740	30,534	19,555	16,777	2,105	80,711	94,738
Average fixed interest rate		0.97%	1.30%	1.18%	1.20%	1.71%	1.21%	1.47%
Interest rate risk – Bond futures (exchange-traded derivatives)
Notional amount		–	–	–	–	–	–	48
Average price in dollars		–	–	–	–	–	–	126
Foreign exchange risk – Cross-currency swaps
USD-GBP pair	Notional amount (6)	–	–	–	–	–	–	39
	Average fixed interest rate	–	–	–	–	–	–	0.66%
	Average exchange rate: USD-GBP	–	–	–	–	–	–	1.3024
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards
CAD-GBP pair	Notional amount	153	1,132	–	–	–	1,285	–
Foreign exchange risk – Deposit liabilities
USD denominated deposit – carrying amount		5,964	–	–	–	–	5,964	8,219
GBP denominated deposit – carrying amount		728	–	–	–	–	728	892

(1)
The notional amount of the interest rate swaps likely subject to IBOR reform that mature after June 30, 2023 was $35,519 million of USD LIBOR as at October 31, 2021. We had a notional amount of $48,825 million as at October 31, 2020, likely subject to IBOR reform that were to mature after December 31, 2021, the cessation date at the time of adoption of the Phase 1 amendments.

(2)
Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a
EURO-USD
cross-currency swap split into
EURO-CAD
and
CAD-USD
cross-currency swaps). The relevant notional amount is grossed up in this table, as the cross-currency swaps are disclosed by
CAD-foreign
currency pair.

(3)	Includes CAD-AUD, CAD-CHF, CAD-CNH, CAD-GBP or CAD-HKD cross-currency swaps where applicable.
(4)
The notional amount of the cross-currency swaps likely subject to IBOR reform that mature after December 31, 2021 was $718 million of GBP LIBOR as at October 31, 2021 ($718 million as at October 31, 2020).

(5)
The notional amount of the interest rate swaps likely subject to IBOR reform that mature after June 30, 2023 was $43,642 million of USD LIBOR. We had a notional amount of $55,130 million of USD LIBOR as at October 31, 2020, likely subject to IBOR reform that were to mature after December 31, 2021, the cessation date at the time of adoption of the Phase 1 amendments. The notional amount of GBP LIBOR interest rate swaps that mature after December 31, 2021 was $nil million as at October 31, 2021 ($41 million as at October 31, 2020).

(6)
The notional amount of the cross-currency swaps likely subject to IBOR reform that mature after June 30, 2023 was $nil million of USD LIBOR as at October 31, 2021. We had a notional amount of $39 million of USD LIBOR as at October 31, 2020, likely subject to IBOR reform that were to mature after December 31, 2021, the cessation date at the time of adoption of the Phase 1 amendments.

Schedule of Hedging Instrument Impacts on Cash Flow Hedge Ineffectiveness
The amounts relating to derivatives designated as fair value hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2021 and 2020 are as follows:

(Canadian $ in millions)								2021
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair V alue H edge (3)
Interest rate swaps	903	(662)	–	–	–	–	–	–
Cross-currency swaps	–	–	–	–	–	–	–	–
Securities and loans	–	–	1,649	(1,654)	(5)	49,789	156	62
Deposits, subordinated debt and other liabilities	–	–	(644)	638	(6)	(31,530)	(121)	(91)
Total	903	(662)	1,005	(1,016)	(11)	18,259	35	(29)

								2020
Fair V alue H edge (3)

Interest rate swaps	1,118	(2,257)	–	–	–	–	–	–
Cross-currency swaps	–	(1)	–	–	–	–	–	–
Securities and loans	–	–	(1,791)	1,794	3	58,608	2,762	25
Deposits, subordinated debt and other liabilities	–	–	622	(620)	2	(39,950)	(943)	8
Total	1,118	(2,258)	(1,169)	1,174	5	18,658	1,819	33

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)
Represents the carrying value in the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

(3)	$nil for bond futures designated in fair value hedge relationships as at October 31, 2021 (all amounts in the table round down to $nil as at October 31, 2020).

Schedule of Hedging Instrument Impacts on Consolidated Statement of Other Comprehensive Income on Pre-Tax Basis
For cash flow hedges and net investment hedges, the following tables contain information related to impacts in our Consolidated Statement of Comprehensive Income, on a
pre-tax
basis for the years ended October 31, 2021 and October 31, 2020.

(Canadian $ in millions)						2021
					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2020	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2021 (1)	Active hedges	Discontinued hedges
Cash F low H edges
Interest rate risk	3,529	(2,462)	(489)	578	(921)	1,499
Foreign exchange risk	(759)	266	10	(483)	(483)	–
Equity price risk	(50)	313	(84)	179	179	–
	2,720	(1,883)	(563)	274	(1,225)	1,499
Net I nvestment H edges
Foreign exchange risk	(1,939)	676	–	(1,263)	(1,263)	–
Total	781	(1,207)	(563)	(989)	(2,488)	1,499

(Canadian $ in millions)						2020
					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31 , 2019	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2020 (1)	Active hedges	Discontinued hedges
Cash F low H edges
Interest rate risk	1,156	2,512	(139)	3,529	2,359	1,170
Foreign exchange risk	(444)	(350)	35	(759)	(759)	–
Equity price risk	17	(108)	41	(50)	(50)	–
	729	2,054	(63)	2,720	1,550	1,170
Net I nvestment H edges
Foreign exchange risk	(1,808)	(131)	–	(1,939)	(1,939)	–
Total	(1,079)	1,923	(63)	781	(389)	1,170

(1)	Tax balance related to cash flow hedge accumulated other comprehensive income was $(89) million, and $(741) million as at October 31, 2020.

Schedule of Hedging Instrument Impacts on Fair Value Hedge Ineffectiveness
For cash flow hedges and net investment hedges, the following tables contain information related to items designated as hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2021 and October 31, 2020.

(Canadian $ in millions)					2021
	Carrying amount of hedging instruments (1)		Hedge ineffectiveness
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness (2)	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness (2)	Ineffectiveness recorded in non-interest revenue – other
Cash F lo w H edges

Interest rate risk – Interest rate swaps	354	(1,166)	(2,467)	2,447	(5)
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	1,020	(1,112)	276	(276)	–
Equity price risk – Total return swaps	40	–	313	(313)	–
	1,414	(2,278)	(1,878)	1,858	(5)
Net I nvestment H edges
Foreign exchange risk – Cross–currency swaps and foreign exchange forwards	46	–	29	(29)	–
Foreign exchange risk – Deposit liabilities	–	(6,692)	647	(647)	–
Total	1,460	(8,970)	(1,202)	1,182	(5)

					2020
Cash F low H edges
Interest rate risk – Interest rate swaps	2,602	(43)	2,516	(2,520)	4
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	638	(1,710)	(315)	315	–
Equity price risk – Total return swaps	–	(9)	(108)	108	–
	3,240	(1,762)	2,093	(2,097)	4
Net I nvestment H edges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards
Foreign exchange risk – Deposit liabilities	–	(9,111)	(131)	131	–
Total	3,240	(10,873)	1,962	(1,966)	4

(1)	Represents the unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents life to date amounts.

Schedule of Derivative-Related Credit Risk

(Canadian $ in millions)			2021			2020
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	2,636	6,936	1,422	5,228	10,713	3,380
Forward rate agreements	667	2,545	826	1,153	3,332	1,479
Purchased options	16	72	81	2	55	12
Written options	20	105	70	68	206	150
	3,339	9,658	2,399	6,451	14,306	5,021
Exchange traded
Futures	71	141	3	22	83	2
Purchased options	2	4	–	45	66	1
Written options	2	4	–	3	4	–
	75	149	3	70	153	3
Total interest rate contracts	3,414	9,807	2,402	6,521	14,459	5,024
Foreign Exchange Contracts (2)
Over-the-counter
Swaps	1,087	4,609	987	872	5,581	794
Forward foreign exchange contracts	769	6,649	883	1,032	7,859	823
Purchased options	93	270	104	68	196	95
Written options	11	115	38	5	76	27
	1,960	11,643	2,012	1,977	13,712	1,739
Exchange traded
Futures	1	2	–	1	2	–
Purchased options	15	22	–	12	17	–
Written options	26	37	1	12	18	–
	42	61	1	25	37	–
Total foreign exchange contracts	2,002	11,704	2,013	2,002	13,749	1,739
Commodity Contracts
Over-the-counter
Swaps	4,357	8,183	2,148	1,424	4,215	2,119
Purchased options	1,537	2,601	457	117	746	257
Written options	6	175	51	1	234	74
	5,900	10,959	2,656	1,542	5,195	2,450
Exchange traded
Futures	1,829	3,244	65	635	1,612	33
Purchased options	474	721	14	373	562	11
Written options	463	727	15	221	363	7
	2,766	4,692	94	1,229	2,537	51
Total commodity contracts	8,666	15,651	2,750	2,771	7,732	2,501
Equity Contracts
Over-the-counter	467	9,754	2,663	563	8,010	2,399
Exchange traded	3,873	7,938	159	5,958	10,135	203
Total equity contracts	4,340	17,692	2,822	6,521	18,145	2,602
Credit Contracts	277	721	79	272	741	75
Total	18,699	55,575	10,066	18,087	54,826	11,941

(1)
Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach for Counterparty Credit Risk
(SA-CCR)
in accordance with the Capital Adequacy Requirements (CAR) Guideline issued by OSFI. Table therefore excludes loan commitment derivatives.

(2)	Gold contracts are included in foreign exchange contracts.

Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts
Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are set out below:

(Canadian $ in millions)	Term to maturity					2021	2020
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps	1,421,335	1,162,256	710,856	657,830	199,014	4,151,291	4,335,291
Forward rate agreements, futures and options	350,532	138,390	25,879	14,969	2,737	532,507	965,998
Total interest rate contracts	1,771,867	1,300,646	736,735	672,799	201,751	4,683,798	5,301,289
Foreign Exchange Contracts (1)
Swaps	137,841	196,488	121,635	110,545	32,824	599,333	637,501
Forward foreign exchange contracts	474,834	13,016	1,341	208	27	489,426	494,640
Futures	213	9	–	–	–	222	1,608
Options	104,031	8,799	1,959	–	–	114,789	84,413
Total foreign exchange contracts	716,919	218,312	124,935	110,753	32,851	1,203,770	1,218,162
Commodity Contracts
Swaps	12,709	14,622	1,495	66	–	28,892	30,613
Futures	20,577	17,258	1,540	73	–	39,448	39,011
Options	16,358	11,936	384	–	–	28,678	20,792
Total commodity contracts	49,644	43,816	3,419	139	–	97,018	90,416
Equity Contracts	141,028	48,206	14,534	1,780	232	205,780	170,778
Credit Contracts (2)	298	866	9,635	6,325	392	17,516	9,202
Total notional amount	2,679,756	1,611,846	889,258	791,796	235,226	6,207,882	6,789,847
(1) Gold contracts are included with foreign exchange contracts.
(2) Under the
SA-CCR,
excludes loan commitment derivatives.